Note 6 - Trade and Other Receivables	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
6.	TRADE AND OTHER RECEIVABLES

	As at	As at
	June 30, 2019	March 31, 2019
Trade accounts receivable, net	$260,724	$365,008
Accrued gas receivables	6,331	13,637
Unbilled revenues	152,728	277,556
Other	37,179	16,414
	$456,962	$672,615